Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000135932 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.53%
C000135932 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000135932 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000135932 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000135932 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000135932 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000135932 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000135932 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000135932 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000135932 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000135932 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
C000135932 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.28%
C000135932 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
C000006429 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.53%
C000006429 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000006429 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000006429 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006429 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000006429 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000006429 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006429 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000006429 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006429 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000006429 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
C000006429 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.28%
C000006429 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
C000006427 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.53%
C000006427 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000006427 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000006427 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006427 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000006427 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000006427 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006427 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000006427 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006427 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000006427 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
C000006427 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.28%
C000006427 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%